UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust
(Exact name of registrant as specified in charter)

625 Fourth Avenue South Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John C. Bjork, Assistant Secretary 625 Fourth Avenue South Minneapolis, Minnesota 55415 (Name and address of agent for service)
Registrant's telephone number, including area code: (612) 340-7005

Date of fiscal year end: October 31

Date of reporting period: October 31, 2005

Item 1. Report to Stockholders

ANNUAL REPORT OCTOBER 31, 2005 THRIVENT FINANCIAL SECURITIES LENDING TRUST

William D. Stouten, Portfolio Manager

The Trust seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and maintain a stable $1.00 per share net asset value by investing in dollar-denominated securities with remaining maturity of one year or less.

During the 12-month period ended Oct. 31, 2005, the Federal Open Market Committee continued its tightening pattern of raising the fed funds rate. While the Trust’s weighted-average maturity fluctuated in response to these moves, it remained shorter than the weighted-average maturity of the peer group throughout the period. We expect the Fed to continue to raise rates at a measured pace, and we will continue to manage for liquidity and conservative yield improvement.

Portfolio Composition
(% of Portfolio)

THRIVENT FINANCIAL SECURITIES LENDING TRUST FUND
AS OF OCTOBER 31, 2005*
7-Day Yield	3.90%

7-Day Effective Yield	3.98%

Average Annual Total Returns**
		Since Inception,
For the Period Ended October 31, 2005	1-Year	9/16/2004
Total Return	2.91%	2.79%

*	Seven-day yields of the Thrivent Financial Securities Lending Trust refer to the income generated by an investment in the Trust over a specified seven-day period. Effective yields reflect the reinvestment of income. Yields are subject to daily fluctuation and should not be considered an indication of future results.

**	Past performance is not an indication of future results. Investing in a mutual fund involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company which investors should read and consider carefully before investing . Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Shareholder Expense Example (Unaudited)

As a shareholder of the Trust, you incur ongoing cost, including management fees and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 through October 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During	Annualized
	Value	Value	Period *	Expense
	5/1/2005	10/31/2005	5/1/2005 - 10/31/2005	Ratio

Thrivent Financial Securities Lending Trust

Actual	$ 1,000	$ 1,017	$ 0 .25	0.05%
Hypothetical **	$ 1,000	$ 1,025	$ 0 .26	0.05%

* Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
** Assuming 5% total return before expenses

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of Thrivent Financial Securities Lending Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thrivent Financial Securities Lending Trust (the "Trust") at October 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

December 14, 2005

	SCHEDULE OF INVESTMENTS
	AS OF OCTOBER 31, 2005

	Thrivent Financial Securities Lending Trust (a)
Principal		Interest	Maturity
Amount	Certificates of Deposit (1.6%)	Rate (b)	Date	Value

$25,000,000	BNP Paribas Chicago	3.760%	11/1/2005	$25,000,000
30,000,000	Credit Suisse First Boston NY	2.740	12/9/2005	29,957,056
5,640,000	Depfa Bank plc NY	4.515	10/17/2006	5,640,000

	Total Certificates of Deposit			$60,597,056

Principal		Interest	Maturity
Amount	Commercial Paper (70.7%)	Rate (b)	Date	Value

Asset-Backed Commercial Paper (2.4%)
$25,000,000	GOVCO, Inc.	3.700%	11/14/2005	$24,966,597
20,000,000	GOVCO, Inc.	3.930	12/1/2005	19,934,500
25,000,000	GOVCO, Inc.	4.040	1/9/2006	24,806,417
24,600,000	GOVCO, Inc.	4.175	1/30/2006	24,343,238

	Total Asset-Backed Commercial Paper			94,050,752

Banking-Domestic (9.9%)
20,000,000	Acts Retirement - Life Communities, Inc.	3.890	11/15/2005	19,969,745
25,000,000	Barclays U.S. Funding, LLC	3.915	12/5/2005	24,907,562
14,600,000	Baystate Health Systems, Inc.	3.975	12/14/2005	14,530,680
20,000,000	Blue Spice, LLC	4.040	11/1/2005	20,000,000
25,000,000	Blue Spice, LLC	4.030	11/30/2005	24,918,840
6,300,000	BNP Paribas North America	4.060	12/2/2005	6,277,974
9,900,000	BNP Paribas North America	3.900	12/19/2005	9,848,520
25,000,000	Credit Suisse First Boston NY	3.760	12/12/2005	24,892,944
20,000,000	Credit Suisse First Boston USA, Inc.	4.150	1/26/2006	19,801,722
30,000,000	Depfa Bank plc NY	4.010	11/30/2005	30,000,000
11,250,000	Dexia Bank NY	4.525	11/17/2006	11,234,413
3,300,000	Dexia Delaware, LLC	3.940	11/4/2005	3,298,950
12,500,000	Louis Dreyfus Corporation	3.880	11/14/2005	12,482,486
10,000,000	Louis Dreyfus Corporation	3.925	11/17/2005	9,982,556
30,000,000	Louis Dreyfus Corporation	4.010	11/29/2005	29,906,433
30,000,000	Mid-States Corporate Federal Credit Union	4.000	11/22/2005	29,930,000
5,002,000	MLTC Funding, Inc.	4.010	11/21/2005	4,990,857
15,869,000	New York Hospital Fund	3.850	11/3/2005	15,865,606
14,500,000	Paccar Financial Corporation	4.000	11/4/2005	14,495,167
5,100,000	Rabobank USA Finance Corporation	3.700	11/8/2005	5,096,331
3,200,000	Rabobank USA Finance Corporation	3.920	11/28/2005	3,190,592
10,142,000	River Fuel Funding Company No. 3	3.805	11/8/2005	10,134,496
20,000,000	Steamboat Funding Corporation	4.020	11/7/2005	19,986,600
13,284,000	Steamboat Funding Corporation	3.940	11/15/2005	13,263,749
3,500,000	UBS Finance Corporation	3.900	11/7/2005	3,497,725
1,600,000	UBS Finance Corporation	3.920	12/8/2005	1,593,554
1,400,000	UBS Finance Corporation	3.920	12/9/2005	1,394,207

	Total Banking-Domestic			385,491,709

SCHEDULE OF INVESTMENTS - CONTINUED
AS OF OCTOBER 31, 2005

Principal		Interest	Maturity
Amount	Commercial Paper (70.7%)	Rate (b)	Date	Value

Banking-Foreign (1.5%)
$25,000,000	BNP Paribas Canada	4.110%	12/30/2005	$24,831,604
25,000,000	Depfa Bank plc	4.120	1/20/2006	24,771,111
3,325,000	HBOS Treasury Services plc	3.870	11/9/2005	3,322,141
5,900,000	Royal Bank of Scotland plc	4.060	12/1/2005	5,880,038

	Total Banking-Foreign			58,804,894

Brokerage (0.3%)
12,350,000	Morgan Stanley	3.890	11/16/2005	12,329,983

	Total Brokerage			12,329,983

Capital Goods (1.5%)
30,000,000	General Electric Company	3.910	12/5/2005	29,889,217
30,000,000	General Electric Company	4.000	12/28/2005	29,810,000

	Total Capital Goods			59,699,217

Communications (0.5%)
20,000,000	Gannett Company, Inc.	3.950	11/18/2005	19,962,694

	Total Communications			19,962,694

Consumer Cyclical (4.5%)
24,569,000	Golden Funding Corporation	3.800	11/1/2005	24,569,000
6,170,000	Golden Funding Corporation	3.860	11/7/2005	6,166,031
30,000,000	Golden Funding Corporation	3.705	12/2/2005	29,904,288
4,000,000	Golden Funding Corporation	3.970	12/13/2005	3,981,473
20,000,000	Golden Funding Corporation	3.780	12/27/2005	19,882,400
30,000,000	Toyota Motor Credit Corporation	4.000	11/28/2005	29,910,000
30,000,000	Toyota Motor Credit Corporation	4.000	11/30/2005	29,903,333
30,000,000	Toyota Motor Credit Corporation	4.040	12/15/2005	29,851,867

	Total Consumer Cyclical			174,168,392

Consumer Non-Cyclical (0.4%)
16,000,000	Cargill, Inc.	3.340	11/25/2005	15,964,373

	Total Consumer Non-Cyclical			15,964,373

Education (1.8%)
25,000,000	Duke University	3.700	11/1/2005	25,000,000
5,080,000	Duke University	3.730	11/2/2005	5,079,473
8,713,000	Duke University	3.900	12/2/2005	8,683,739
6,300,000	Northwestern University	3.800	12/1/2005	6,280,050
25,550,000	Yale University	3.700	11/1/2005	25,550,000

	Total Education			70,593,262

SCHEDULE OF INVESTMENTS - CONTINUED AS OF OCTOBER 31, 2005

Principal		Interest	Maturity
Amount	Commercial Paper (70.7%)	Rate(b)	Date	Value

Finance (44.4%)
$30,450,000	Alaska Housing Finance Corporation	3.920%	12/8/2005	$30,327,320
28,000,000	Amsterdam Funding Corporation	3.900	11/16/2005	27,955,083
25,000,000	Amsterdam Funding Corporation	3.900	11/21/2005	24,944,583
24,156,000	Amsterdam Funding Corporation	4.010	11/22/2005	24,099,495
30,000,000	Barton Capital Corporation	3.780	11/1/2005	30,000,000
25,000,000	Barton Capital Corporation	3.900	11/14/2005	24,964,792
25,000,000	Barton Capital Corporation	4.000	11/21/2005	24,944,444
25,000,000	Barton Capital Corporation	4.030	11/22/2005	24,941,229
25,000,000	Barton Capital Corporation	4.020	11/23/2005	24,938,583
25,000,000	Bryant Park Fund	3.810	11/2/2005	24,997,354
13,650,000	Bryant Park Fund	3.830	11/3/2005	13,647,096
12,000,000	Bryant Park Fund	3.720	11/15/2005	11,982,687
16,500,000	Bryant Park Fund	3.940	12/6/2005	16,436,796
7,074,000	Chariot Funding, LLC	3.930	11/16/2005	7,062,416
20,000,000	Chariot Funding, LLC	4.000	11/21/2005	19,955,556
23,595,000	Chariot Funding, LLC	4.010	11/23/2005	23,537,179
6,191,000	Chariot Funding, LLC	4.020	11/29/2005	6,171,643
30,000,000	Ciesco, LLC	3.870	11/22/2005	29,932,275
30,000,000	Ciesco, LLC	4.150	1/9/2006	29,761,375
30,000,000	Corporate Asset Finance Company, LLC	3.875	11/28/2005	29,912,813
10,000,000	Corporate Asset Finance Company, LLC	4.140	1/9/2006	9,920,650
34,560,000	Corporate Receivables Corporation Funding, LLC	3.840	11/7/2005	34,538,033
12,550,000	Corporate Receivables Corporation Funding, LLC	3.810	11/8/2005	12,540,703
30,000,000	Corporate Receivables Corporation Funding, LLC	3.795	11/10/2005	29,971,538
20,000,000	Corporate Receivables Corporation Funding, LLC	3.890	11/28/2005	19,941,650
25,000,000	Corporate Receivables Corporation Funding, LLC	4.040	12/12/2005	24,884,972
20,090,000	Edison Asset Securitization, LLC	3.680	11/7/2005	20,077,678
1,750,000	Edison Asset Securitization, LLC	3.900	11/9/2005	1,748,483
25,000,000	Falcon Asset Securitization Corporation	4.000	11/9/2005	24,977,778
30,000,000	Falcon Asset Securitization Corporation	4.000	11/21/2005	29,933,333
17,278,000	Falcon Asset Securitization Corporation	4.000	11/25/2005	17,231,925
25,000,000	Falcon Asset Securitization Corporation	4.020	11/30/2005	24,919,042
8,312,000	Fountain Square Commercial Funding	3.715	12/1/2005	8,286,267
	Corporation
15,300,000	Fountain Square Commercial Funding	3.970	12/12/2005	15,230,823
	Corporation
6,000,000	Galaxy Funding, Inc.	3.690	11/8/2005	5,995,695
10,000,000	Galaxy Funding, Inc.	3.700	11/9/2005	9,991,778
8,375,000	Galaxy Funding, Inc.	4.040	1/9/2006	8,310,150
30,000,000	Galaxy Funding, Inc.	4.130	1/24/2006	29,710,900
15,000,000	Galaxy Funding, Inc.	4.160	1/27/2006	14,849,200
9,500,000	General Electric Capital Corporation	3.790	11/2/2005	9,499,000
15,000,000	General Electric Capital Corporation	3.350	11/30/2005	14,959,520
10,000,000	Grampian Funding, LLC	3.710	12/5/2005	9,964,962
25,000,000	Grampian Funding, LLC	3.930	12/12/2005	24,888,104
30,000,000	HSBC Finance Corporation	3.810	11/3/2005	29,993,650

	SCHEDULE OF INVESTMENTS - CONTINUED
	AS OF OCTOBER 31, 2005
Principal		Interest	Maturity
Amount	Commercial Paper (70.7%)	Rate (b)	Date	Value

$25,000,000	HSBC Finance Corporation	3.830%	11/4/2005	$24,992,021
33,160,000	Jupiter Securitization Corporation	3.830	11/3/2005	33,152,968
29,031,000	Jupiter Securitization Corporation	4.020	11/17/2005	28,980,047
14,731,000	Jupiter Securitization Corporation	4.030	12/2/2005	14,679,879
8,776,000	Nieuw Amsterdam Receivables	3.810	11/4/2005	8,773,214
12,100,000	Nieuw Amsterdam Receivables	3.880	11/15/2005	12,081,742
7,585,000	Nieuw Amsterdam Receivables	3.940	11/17/2005	7,571,718
28,000,000	Nieuw Amsterdam Receivables	3.880	11/18/2005	27,948,698
25,000,000	Nieuw Amsterdam Receivables	4.050	11/22/2005	24,942,250
15,000,000	Nieuw Amsterdam Receivables	3.950	11/28/2005	14,955,562

25,000,000	Old Line Funding Corporation	3.860	11/14/2005	24,965,153
20,000,000	Old Line Funding Corporation	4.000	11/16/2005	19,966,667
22,317,000	Old Line Funding Corporation	4.050	11/18/2005	22,274,319
16,169,000	Park Avenue Receivables Corporation	3.930	11/18/2005	16,138,993
30,000,000	Park Avenue Receivables Corporation	4.000	11/28/2005	29,910,000
8,425,000	Park Avenue Receivables Corporation	4.080	12/20/2005	8,378,213
25,000,000	Preferred Receivables Funding Corporation	3.860	11/10/2005	24,975,875
25,000,000	Preferred Receivables Funding Corporation	4.020	11/29/2005	24,921,833
9,100,000	Private Export Funding Corporation	3.370	11/22/2005	9,082,111
40,000,000	Ranger Funding Company, LLC	4.050	11/1/2005	40,000,000
25,000,000	Ranger Funding Company, LLC	3.800	11/2/2005	24,997,361
18,000,000	Sheffield Receivables Corporation	3.800	11/2/2005	17,998,100
15,000,000	Sheffield Receivables Corporation	3.870	11/4/2005	14,995,162
55,000,000	Sheffield Receivables Corporation	4.000	11/14/2005	54,921,747
15,000,000	Sheffield Receivables Corporation	3.990	11/17/2005	14,973,400
9,800,000	Sheffield Receivables Corporation	3.950	11/21/2005	9,778,494
25,000,000	Sheffield Receivables Corporation	4.000	11/22/2005	24,941,667
30,000,000	Solitaire Funding, LLC	3.860	11/10/2005	29,971,050
30,000,000	Solitaire Funding, LLC	4.000	11/23/2005	29,926,667
10,000,000	Solitaire Funding, LLC	3.920	12/13/2005	9,954,267
26,564,000	Thames Asset Global Securitization, Inc.	3.880	11/8/2005	26,544,062
3,915,000	Thames Asset Global Securitization, Inc.	3.880	11/9/2005	3,911,624
27,337,000	Thames Asset Global Securitization, Inc.	3.880	11/14/2005	27,298,698
16,000,000	Thames Asset Global Securitization, Inc.	3.920	11/15/2005	15,975,609
7,690,000	Thames Asset Global Securitization, Inc.	3.940	11/18/2005	7,675,692
4,271,000	Thames Asset Global Securitization, Inc.	4.010	11/21/2005	4,261,485
1,159,000	Thames Asset Global Securitization, Inc.	3.930	12/14/2005	1,153,559
8,134,000	Thunder Bay Funding, Inc.	3.950	11/14/2005	8,122,398
8,000,000	Thunder Bay Funding, Inc.	4.030	11/29/2005	7,974,924
25,000,000	Thunder Bay Funding, Inc.	4.090	1/17/2006	24,781,299
3,136,000	Triple A-1 Funding	3.880	11/7/2005	3,133,972
3,597,000	Triple A-1 Funding	4.030	11/22/2005	3,588,544
2,399,000	Tulip Funding Corporation	4.040	11/28/2005	2,391,731
9,600,000	Windmill Funding Company	3.850	11/15/2005	9,585,627
25,000,000	Windmill Funding Company	4.030	11/22/2005	24,943,854
3,802,000	Windmill Funding Company	3.950	11/29/2005	3,790,319
20,000,000	Windmill Funding Company	4.030	12/6/2005	19,921,639

	Total Finance			1,729,082,767

	SCHEDULE OF INVESTMENTS - CONTINUED
	AS OF OCTOBER 31, 2005
Principal		Interest	Maturity
Amount	Commercial Paper (70.7%)	Rate (b)	Date	Value

Insurance (3.5%)
$15,000,000	American Family Financial Services, Inc.	3.680%	11/1/2005	$15,000,000
10,000,000	Aquinas Funding, LLC	4.055	1/10/2006	9,921,153
25,000,000	Curzon Funding, LLC	4.115	12/30/2005	24,831,399
25,000,000	Nyala Funding, LLC	3.715	11/15/2005	24,963,882
6,000,000	Torchmark Corporation	3.840	11/2/2005	5,999,362
20,000,000	Torchmark Corporation	3.890	11/8/2005	19,984,872
6,000,000	Torchmark Corporation	3.970	11/18/2005	5,988,752
10,000,000	Torchmark Corporation	4.030	11/29/2005	9,968,656
9,000,000	Torchmark Corporation	4.050	11/30/2005	8,970,710
10,000,000	Torchmark Corporation	4.060	12/1/2005	9,966,167

	Total Insurance			135,594,953

	Total Commercial Paper			$2,755,742,996

Principal		Interest	Maturity
Amount	Other (7.5%)	Rate (b)	Date	Value

Time Deposits (7.3%)
$45,000,000	BNP Paribas Paris Euro Time Deposit	3.980%	11/1/2005	$45,000,000
80,000,000	Royal Bank of Canada	3.970	11/1/2005	80,000,000
80,000,000	Societe Generale	3.970	11/1/2005	80,000,000
80,000,000	Suntrust Banks, Inc.	3.960	11/1/2005	80,000,000

	Total Time Deposits			285,000,000

Mutual Funds (0.2%)
5,620,000	Barclays Prime Money Market Fund	3.900	N/A	5,620,000
565,000	Federated Prime Value Obligations Fund	3.860	N/A	565,000
33,663	Reserve Primary Fund	3.860	N/A	33,663

	Total Mutual Funds			6,218,663

	Total Other			$291,218,663

Principal		Interest	Maturity
Amount	Public Corporate (0.1%)	Rate (b)	Date	Value

$5,580,000	Household Finance Corporation	7.200%	7/15/2006	$5,688,090

	Total Public Corporate			$5,688,090

Principal		Interest	Maturity
Amount	U.S. Government (0.1%)	Rate (b)	Date	Value

$5,800,000	Federal National Mortgage Association	4.050%	8/14/2006	$5,800,000

	Total U.S. Government			$5,800,000

	SCHEDULE OF INVESTMENTS - CONTINUED
	AS OF OCTOBER 31, 2005

Principal		Interest	Maturity
Amount	Variable Rate Notes (20.0%) (c)	Rate (b)	Date	Value

Banking-Domestic (8.4%)
$30,000,000	Bank of America Corporation	3.810%	11/10/2005	$30,000,000
30,000,000	Bank of America Corporation (d)	3.810	12/7/2005	30,000,000
25,000,000	Bank of New York Company, Inc.	3.910	11/10/2005	24,999,968
17,000,000	Barclays Bank plc NY	4.021	11/30/2005	16,996,600
30,000,000	Dexia Credit Local NY	3.800	12/3/2005	29,995,768
50,000,000	Fifth Third Bancorp	3.991	11/23/2005	50,000,000
25,000,000	Rabobank Nederland NY	3.880	11/16/2005	24,997,001
12,500,000	Royal Bank of Scotland NY	3.890	11/15/2005	12,498,097
25,000,000	Societe Generale NY	3.796	12/2/2005	24,997,641
25,000,000	Svenska Handelsbanken NY	3.890	11/17/2005	24,999,543
25,000,000	Wells Fargo & Company	3.955	12/5/2005	25,012,868
34,000,000	Wells Fargo & Company	3.924	12/12/2005	34,027,350

	Total Banking-Domestic			328,524,836

Banking-Foreign (3.0%)
21,960,000	Bank of Ireland	3.970	11/21/2005	21,960,000
25,000,000	BNP Paribas SA	4.021	11/26/2005	25,000,000

25,000,000	HBOS Treasury Services plc	4.145	1/12/2006	25,003,592
20,000,000	Royal Bank of Scotland plc	3.973	11/21/2005	20,000,000
25,000,000	Societe Generale (e)	3.830	12/2/2005	25,000,000

	Total Banking-Foreign			116,963,592

Brokerage (3.0%)
25,000,000	Goldman Sachs Group, Inc.	4.008	11/25/2005	25,000,000
25,000,000	Goldman Sachs Group, Inc.	3.904	12/1/2005	25,012,703
25,000,000	Lehman Brothers Holdings, Inc.	3.970	11/1/2005	25,005,481
20,000,000	Merrill Lynch & Company, Inc.	3.896	11/25/2005	20,009,800
20,000,000	Merrill Lynch & Company, Inc.	4.430	1/18/2006	20,029,027

	Total Brokerage			115,057,011

Consumer Cyclical (2.2%)
20,000,000	American Honda Finance Corporation	3.855	11/7/2005	20,000,000
20,000,000	American Honda Finance Corporation	3.883	11/21/2005	20,001,091
20,000,000	American Honda Finance Corporation	3.850	12/8/2005	20,001,969
25,000,000	Toyota Motor Credit Corporation	3.804	11/10/2005	24,999,560

	Total Consumer Cyclical			85,002,620

Finance (0.6%)
25,000,000	Citigroup Global Markets Holdings, Inc.	4.341	1/25/2006	25,029,125

	Total Finance			25,029,125

	SCHEDULE OF INVESTMENTS - CONTINUED
	AS OF OCTOBER 31, 2005
Principal		Interest	Maturity
Amount	Variable Rate Notes (20.0%) (c)	Rate (b)	Date	Value

Insurance (1.7%)
$17,000,000	Allstate Financial Global Funding	4.010%	12/20/2005	$17,003,741
25,000,000	Curzon Funding, LLC	4.020	11/28/2005	24,997,485
25,000,000	MBIA Global Funding, LLC	3.901	11/14/2005	25,000,000

	Total Insurance			67,001,226

U.S. Government (0.8%)
30,000,000	Federal National Mortgage Association	3.920	11/1/2005	29,994,048

	Total U.S. Government			29,994,048

U.S. Municipal (0.3%)
11,175,000	BRCH Corporation	4.000	11/2/2005	11,175,000

	Total U.S. Municipal			11,175,000

	Total Variable Rate Notes			$778,747,458

	Total Investments (at amortized cost)			$3,897,794,263

(a)	The categories of investments are shown as a percentage of total investments.

(b)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(c)	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d)	Earmarked as collateral for long settling trades as discussed in the notes to the financial statements.

(e)	Denotes investments purchased on a when-issued basis.

The accompanying notes to the financial statements are an integral part of this schedule.

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2005

Thrivent Financial Securities Lending Trust

Assets
Investments at cost	$3,897,794,263
Investments at value	3,897,794,263
Cash	6,516
Dividend and interest receivable	4,154,690
Prepaid expenses	54,738

Total Assets	3,902,010,207

Liabilities
Distributions payable	12,235,250
Accrued expenses	35,981
Payable for investments purchased	25,000,000
Payable to affiliate	131,716

Total Liabilities	37,402,947

Net Assets
Trust Capital (beneficial interest)	3,864,607,262
Accumulated undistributed net investment loss	(2)

Total Net Assets	$3,864,607,260

Net Assets	$3,864,607,260
Shares of beneficial interest outstanding	3,864,607,262
Net asset value per share	$1.00

The accompanying notes to the financial statements are an integral part of this statement.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2005

Thrivent Financial Securities Lending Trust

Investment Income
Dividends	$3,349,763
Taxable interest	115,076,043

Total Investment Income	118,425,806

Expenses
Adviser fee	1,816,291
Accounting and pricing fees	54,538
Audit and legal fees	21,007
Custody fees	92,973
Insurance expense	23,437
Printing and postage fees	4,298
Transfer agent fees	46,242
Trustees’ fees	5,322
Other expenses	13,622

Total Expenses Before Reimbursement	2,077,730

Less:
Reimbursement from adviser	(56,136)
Custody earnings credit	(3,493)

Total Net Expenses	2,018,101

Net Investment Income	116,407,705

Realized and Unrealized Gains/(Losses) on Investments
Net realized gains on investments	77

Net Realized and Unrealized Gains on Investments	77

Net Increase in Net Assets Resulting From Operations	$116,407,782

The accompanying notes to the financial statements are an integral part of this statement.

STATEMENT OF CHANGES IN NET ASSETS

Thrivent Financial Securities Lending Trust

		Period From 9/16/2004
	For the Year Ended	(inception) to
	10/31/2005	10/31/2004

Operations
Net investment income	$116,407,705	$8,331,936
Net realized gains on investments	77	5,562

Net Increase in Net Assets Resulting
From Operations	116,407,782	8,337,498

Distributions to Shareholders
From net investment income	(116,407,707)	(8,331,936)
From net realized gains	(5,639)	--

Total Distributions to Shareholders	(116,413,346)	(8,331,936)

Capital Stock Transactions	(77,734,437)	3,942,341,699

Net Increase in Net Assets	(77,740,001)	3,942,347,261

Net Assets Beginning of Period	3,942,347,261	--

Net Assets End of Period	$3,864,607,260	$3,942,347,261

The accompanying notes to the financial statements are an integral part of this statement.

NOTES TO FINANCIAL STATEMENTS AS OF OCTOBER 31, 2005

Thrivent Financial Securities Lending Trust

A. Organization

Thrivent Financial Securities Lending Trust (the "Trust") was organized as a Massachusetts Business Trust on August 4, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust commenced operations on September 16, 2004. All transactions in the Trust are from Affiliates of the Trust.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

B. Significant Accounting Policies

Valuation - Securities are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Mutual Funds are valued at the Net Asset Value at the close of each business day.

Federal Income Taxes - The Trust intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Trust, accordingly, anticipates paying no Federal income taxes and no Federal income tax provision was recorded.

Fees Paid Indirectly - The Trust has a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments.

Distributions to Shareholders - Net investment income is distributed to each shareholder as a dividend. Dividends from the Trust are declared daily and distributed monthly. Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities  and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Other - For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis. Generally accepted accounting principles require permanent financial reporting and tax differences be reclassified to trust capital. No reclassifications were necessary at October 31, 2005.

C. Investment Advisory Management Fees and Transactions with Related Parties

The Trust has entered into an Investment Advisory Agreement with Thrivent Financial for Lutherans (the "Adviser") under which the Trust pays a fee for investment advisory services. The annual rate of fees under the Investment Advisory Agreement are calculated at 0.045% of the average daily net assets of the Trust.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Each participant's deferred compensation account will increase or decrease as if it were invested in shares of the Thrivent Mutual Funds based on their choice.

Trustees not participating in the above plan received $3,513 in fees from the Trust for the year ended October 31, 2005. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed certain reasonable expenses incurred in relation to attendance at the meetings.

The Adviser has voluntarily reimbursed the Trust for all expenses in excess of 0.05% of average daily net assets since inception.

D. Federal Income Tax Information

The cost basis of the investments is the same for financial reporting purposes and Federal income tax purposes.

During the year ended October 31, 2005, and the period ended October 31, 2004, Thrivent Securities Lending Trust distributed $116,413,346 and $8,331,936 from ordinary income, respectively.

At October 31, 2005, undistributed ordinary income for

tax purposes was $2,076.

E. Trust Transactions
Transactions in trust shares were as follows:

	Shares	Amount
Period from September 16, 2004 to October 31, 2004
Sold	4,630,139,403	$4,630,139,403
Redeemed	(687,797,704)	(687,797,704)
Net Change	3,942,341,699	$3,942,341,699
	_________	__________
For the Year Ended October 31, 2005
Sold	21,908,591,039	$21,908,591,039
Redeemed	(21,986,325,476)	(21,986,325,476)
Net Change	(77,734,437)	$(77,734,437)
	________	_________

FINANCIAL HIGHLIGHTS PER SHARE INFORMATION (a)

Thrivent Financial Securities Lending Trust

		Period From
	For the Year	9/16/2004
	Ended	(inception) to
	10/31/2005	10/31/2004

Net asset value: Beginning
of Period	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.03	0.00
Net realized and unrealized gain/(loss) on
investments (b)	--	--

Total from Investment Operations	0.03	0

Distributions from:
Net investment income	(0.03)	0.00

Total Distributions	(0.03)	0.00

Net asset value: End of Period	$1.00	$1.00

Total return (c)	2.91%	0.22%
Net assets: end of period (in millions)	$3,864.6	$3,942.3
Ratio of expenses to average net assets (d)	0.05%	0.05%
Ratio of net investment income to average net
assets (d)	2.89%	1.80%
Portfolio turnover rate	N/A	N/A
If the Fund had paid all its expenses without the advisors voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets (d)	0.05%	0.05%
Ratio of net investment income to average net
assets (d)	2.89%	1.80%

(a)	All per share amounts have been rounded to the nearest cent.

(b)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges.

(d)	Computed on an annualized basis for periods less than one year.

The accompanying notes to the financial statements are an integral part of this schedule. ADDITIONAL INFORMATION (unaudited)

PROXY VOTING

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 800-947-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at the Thrivent Financial web site (www.thrivent.com) or the SEC web site (www.sec.gov).

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-947-4836. The Trust’s Forms N-Q also are available on the SEC web site (www.sec.gov). You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

BOARD OF TRUSTEES AND OFFICERS

The following table provides information about the Trustees and Officers of the Trust. In addition to serving as a
Trustee of the Trust, each Trustee also serves as:

•	Director of Thrivent Series Fund, Inc., a registered investment company consisting of 31 Portfolios that serve as underlying funds for variable contracts issued by Thrivent Financial for Lutherans ("Thrivent Financial") and
Thrivent Life Insurance Company ("TLIC") and investment options in the retirement plan offered by Thrivent
Financial.

•	Trustee of Thrivent Mutual Funds, a registered investment company consisting of 30 Series.

The 30 series of Thrivent mutual funds, 31 Portfolios of Thrivent Series Fund, Inc., and Thrivent Financial Securities Lending Trust are referred to herein as the "Fund Complex." The Statement of Information includes additional information about the Trustees and is available, without charge, by calling 1-800-847-4836.

INTERESTED TRUSTEE(1)

	Position with	Number of
	Trust and	Portfolios in	Principal Occupation During	Other Directorships Held by
Name, Address	Length of	Fund Complex	the Past 5 Years	Trustee
and Age	Service(2)	Overseen by
Trustee

Pamela J. Moret	President since	62	Executive Vice President,	Director, Lutheran World Relief;
625 Fourth Avenue	2002 and Trustee		Marketing and Products, Thrivent	Director, Minnesota Public Radio
South	since 2004		Financial since 2002; Senior Vice
Minneapolis, MN			President, Products, American
Age 49			Express Financial Advisors from
2000 to 2001; Vice President,
Variable Assets, American Express
Financial Advisors from 1996 to
2000

INDEPENDENT TRUSTEES(3)

	Position with	Number of
Name, Address	Trust and	Portfolios in	Principal Occupation During	Other Directorships Held by Trustee
and Age	Length of	Fund Complex	the Past 5 Years
	Service(2)	Overseen by
Trustee

F. Gregory	Trustee since 2004	62	President, Carthage College	Director, National Association of
Campbell				Independent Colleges and
625 Fourth				Universities, Director, Johnson Family
Avenue South				Funds, Inc., an investment company
Minneapolis, MN				consisting of four portfolios; Director,
Age 65				Kenosha Hospital and Medical Center
Board; Prairie School Board; United
Health Systems Board

Herbert F.	Lead Trustee since	62	Management consultant to	None
Eggerding, Jr.	2004		several privately owned
625 Fourth			companies
Avenue South
Minneapolis, MN
Age 68

Noel K. Estenson	Trustee since 2004	62	Retired	None
625 Fourth
Avenue South
Minneapolis, MN
Age 66

Richard L. Gady	Trustee since 2004	62	Retired; previously Vice	Director, International Agricultural
625 Fourth			President, Public Affairs and	Marketing Association
Avenue South			Chief Economist, Conagra, Inc.
Minneapolis, MN			(agribusiness)
Age 62

Richard A. Hauser	Trustee since 2004	62	President, National Legal	Director, The Washington Hospital
625 Fourth			Center for the Public Interest,	Center
Avenue South			since 2004; General Counsel,
Minneapolis, MN			U.S. Department of Housing
Age 62			and Urban Development,
2001-2004;Partner, Baker &
Hosteller, 1986-2001

Connie M. Levi	Trustee since 2004	62	Retired	Director, Norstan, Inc.
625 Fourth
Avenue South
Minneapolis, MN
Age 66

Edward W. Smeds	Chairman and	62	Retired	Chairman of Carthage College Board
625 Fourth	Trustee since 2004
Avenue South
Minneapolis, MN
Age 69

EXECUTIVE OFFICERS

Name, Address and Age	Position with Trust and Length of	Principal Occupation During the Past 5 Years
Service(2)

Pamela J. Moret	President since 2004	Executive Vice President, Marketing and Products, Thrivent
625 Fourth Avenue South		Financial since 2002; Senior Vice President, Products,
Minneapolis, MN		American Express Financial Advisors from 2000 to 2001; Vice
Age 49		President, Variable Assets, American Express Financial
Advisors from 1996 to 2000

James M. Odland	Secretary and Chief Legal Officer since 2005	Vice President, Office of the General Counsel, Thrivent Financial
625 Fourth Avenue South		for Lutherans, since 2005; Senior Securities Counsel, Allianz
Minneapolis, MN		Life Insurance Company from January 2005 to August 2005;
Age 50		Vice President and Chief Legal Officer, Woodbury Financial
Services, Inc., from September 2003 to January 2005; Vice
President and Group Counsel, Corporate Practice Group,
American Express Financial Advisors, Inc., from 2001 to 2003

Katie S. Kloster	Vice President and Chief Compliance Officer	Vice President and Rule 38a-1 Chief Compliance Officer, since
625 Fourth Avenue South	since 2004	2004; previously Vice President and Comptroller of Thrivent
Minneapolis, MN		Financial.
Age 40

Gerard V. Vaillancourt	Treasurer and Principal Financial Officer since	Head of Mutual Fund Accounting, Thrivent Financial since
625 Fourth Avenue South	2005	2005; Director, Fund Accounting Administration, Thrivent
Minneapolis, MN		Financial from 2002 to 2005; Manager, Portfolio Compliance,
Age 38		Lutheran Brotherhood from 2001 to 2002; Manager, Fund
Accounting, Minnesota Life from 2000 to 2001.

Russell W. Swansen	Vice President since 2004	Senior Vice President and Chief Investment Officer, Thrivent
625 Fourth Avenue South		Financial, since 2004; Managing Director, Colonade Advisors,
Minneapolis, MN		LLC, from 2001 to 2003, President and Chief Investment Officer
Age 48		of PPM American from 1999 to 2000

Nikki L. Sorum	Vice President since 2005	Senior Vice President, Business Development, Thrivent
625 Fourth Avenue South		Financial, since 2002; previously Senior Vice President, RBC
Minneapolis, MN		Dain Rauscher
Age 44

Janice M. Guimond	Vice President since 2005	Vice President, Investment Operations, Thrivent Financial since
625 Fourth Avenue South		2004; Manager of Portfolio Reporting, Thrivent Financial 2003
Minneapolis, MN		to 2004; Independent Consultant 2001 to 2003; Vice
Age 42		President, Director of Technology, Investment Advisers, Inc.
1999 to 2000; Vice President, Investment Systems & Services,
Investment Advisers, Inc. 1997 to 1999

Marnie L. Loomans-Thuecks	Vice President since 2005	Vice President, Customer Interaction Department, Thrivent
4321 North Ballard Road		Financial
Appleton, WI
Age 42

Thomas R Mischka	Vice President and Anti-Money Laundering	Vice President of Divisional Support Services, Thrivent
4321 North Ballard Road	Officer since 2004	Financial
Appleton, WI
Age 46

Sandra A. Diedrick	Assistant Vice President and Assistant	Director, Interaction Center, Thrivent Financial
4321 North Ballard Road	Secretary since 2005
Appleton, WI
Age 54

Kenneth L. Kirchner	Assistant Vice President and Assistant	Director, Transfer Agency Operations, Thrivent Financial
4321 North Ballard Road	Secretary since 2005
Appleton, WI
Age 39

David R. Spangler	Assistant Vice President since 2005	Director, of Investment Product Management, Thrivent Financial
625 Fourth Avenue South		since 2002; Vice President- Product Development, Wells
Minneapolis, MN		Fargo Bank-Funds Management Group, from 2000 to 2002;
Age 38		Analyst, MCSI, Inc., 2000

John C. Bjork	Assistant Secretary since 2004	Senior Counsel, Thrivent Financial
625 Fourth Avenue South
Minneapolis, MN
Age 52

Marlene J. Nogle	Assistant Secretary since 2004	Senior Counsel, Thrivent Financial
625 Fourth Avenue South
Minneapolis, MN
Age 58

Todd J. Kelly	Assistant Treasurer since 2004	Director, Fund Accounting Operations, Thrivent Financial
4321 North Ballard Road
Appleton, WI
Age 36

(1)"Interested person" of the Trust as defined in the Investment Company Act of 1940 by virtue of positions with Thrivent Financial. Ms. Moret is considered an interested person because of her principal occupation with Thrivent Financial.

(2)Each Trustee serves an indefinite term until her or his successor is duly elected and qualified. The bylaws of the Trust provide that each Trustee must retire at the end of the year in which the Trustee attains age 70. Officers serve at the discretion of the board until their successors are duly appointed and qualified.

(3)The Trustees other than Ms. Moret are not "interested persons" of the Trust and are referred to as "Independent Trustees."

This report is submitted for the information of shareholders of Thrivent Financial Securities Lending Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for Thrivent Financial Securities Lending Trust, which contains more complete information about the Trust, including investment policies, charges and expenses.

Item 2. Code of Ethics

As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant's Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer. No waivers were granted to such code of ethics during the period covered by this report. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant's Board of Trustees has determined that Herbert F. Eggerding, Jr., an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a)	Audit Fees

The aggregate fees billed by registrant's independent public accountants, PricewaterhouseCoopers LLP ("PwC"), for each of the last two fiscal years for professional services rendered in connection with the audit of registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $8,000 for the year ended October 31, 2004, and $12,000 for the year ended October 31, 2005.

(b)	Audit-Related Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services which are reasonably related to the performance of registrant's audit and are not reported under Item 4(a) were $0 for the fiscal year ended October 31, 2004, and $0 for the fiscal year ended October 31, 2005. The aggregate fees PwC billed to registrant's investment adviser and any entity controlling, controlled by, or under common control with registrant's investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2004, and $0 for the year ended October 31, 2005.

(c)	Tax Fees

The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice, and tax planning services were $0 for the year ended October 31, 2004, and $4,200 for the year ended October 31, 2005. The aggregate tax fees PwC billed to registrant's investment adviser and any entity controlling, controlled by, or under common control with registrant's investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2004, and $0 for the year ended October 31, 2005.

(d)	All Other Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided other than the services reported in paragraphs (a) through (c) of this item were $0 for the year ended October 31, 2004, and $0 for the year ended October 31, 2005. The aggregate fees PwC billed to registrant's investment adviser and any entity controlling, controlled by, or under common control with registrant's investment adviser for products and services provided other than the services reported in paragraphs (a) through (c) of this item were $0 for the year ended October 31, 2004, and $44,431 for the year ended October 31, 2005.

(e)	Registrant's audit committee charter, adopted in August 2004, provides that the audit committee (comprised of the independent trustees of registrant) is responsible for pre- approval of all auditing services performed for the registrant. The audit committee reports to the Board of Trustees ("Board") regarding its approval of the engagement of the auditor and the proposed fees for the engagement, and the majority of the Board (including the members of the Board who are independent trustees) must approve the auditor at an in-person meeting. The audit committee also is responsible for pre-approval (subject to the de minimus exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934, as amended) of all non-auditing services performed for the registrant or for any service affiliate of registrant. Registrant's audit committee charter also permits a designated member of the audit committee to pre-approve, between meetings, one or more non-audit service projects, subject to ratification by the audit committee at the next meeting of the audit and compliance committee. Registrant's audit committee pre-approved all fees described above which PwC billed to registrant.

(f)	Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2005, were for work performed by persons other than full-time, permanent employees of PwC.

(g)	The aggregate non-audit fees billed by PwC to registrant and to registrant's investment adviser and any entity controlling, controlled by, or under common control with registrant's investment adviser for the fiscal years ending October 31, 2004, and October 31, 2005, were $0 and $0, respectively.

(h)	Registrant's audit and compliance committee has considered the non-audit services provided to the registrant and registrant's investment adviser and any entity controlling, controlled by, or under common control with registrant's investment adviser as described above and determined that these services do not compromise PwC's independence.

Item 5. Audit Committee of Listed Registrants Not applicable.

Item 6. Schedule of Investments

Registrant's Schedule of Investments is included in the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant's board of trustees.

Item 11. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There has been no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The code of ethics pursuant to Item 2 is attached hereto.

(b) Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: December 29, 2005

THRIVENT FINANCIAL SECURITIES LENDING TRUST

By: /s/ Pamela J. Moret
__________________________
Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 29, 2005

By: /s/ Pamela J. Moret
__________________________
Pamela J. Moret
President

Date: December 29, 2005

 /s/ Gerard V. Vaillancourt
______________________
Gerard V. Vaillancourt
Treasurer